Summary Of Principal Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 08, 2021
Foreign currency exchange rate, translation						1
Restricted cash term period	12 months	12 months
Estimated liabilities for return allowances	¥ 0.0		¥ 0.0
Deferred revenue, revenue recognized	2.9	$ 0.4	16.6
Outsourcing expenses	4,266.0	669.4	2,515.4	¥ 1,256.9
Advertising expense	1,023.6	160.6	322.4	130.2
Referral services	122.3	18.7	76.1	66.3
Employee benefits expenses	231.3	36.3	66.3	¥ 24.8
Cash and bank deposits	¥ 5,238.8		¥ 2,456.7		$ 822.1
Foreign currency exchange rate risk	2.30%		6.30%	1.30%	2.30%
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	¥ 161.3	25.3	¥ 53.4
Other Noncurrent Liabilities [Member]
Government subsidies	60.0		0.0		$ 9.4
Other Income [Member]
Income from government subsidies	¥ 16.8	$ 2.6	¥ 23.2	¥ 0.5
RMB
Foreign currency exchange rate, translation						6.37